Exhibit 99.6

Client Name:
Client Project Name:	CSMC 2020-AFC1
Start - End Dates:	11/23/2018 - 12/13/2019
Deal Loan Count:	786

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3624	TX Equity loans are ineligible per guidelines	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Total				3

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